Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants are remeasured utilizing key assumptions	The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

	As of December 31,	As of June 30,
	2023	2024
Risk-free rate of return (%)	3.93%	4.47%
Volatility	29.50%	43.49%
Expected dividend yield	0.0%	0.0%
Expected term	4.0 years	3.5 years
Fair value of the underlying ordinary shares	US$3.16 (equivalent to RMB22.44)	US$2.06 (equivalent to RMB14.97)

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the six months ended June 30, 2024:

	January 1, 2024 RMB	Addition RMB	Loss due to change in fair value RMB	Foreign exchange translation RMB	Settlement RMB	June 30, 2024 RMB
Liabilities
ECARX Public Warrants	3,195	—	—	75	—	3,270
ECARX Private Warrants	1,946	—	236	49	—	2,231
Total	5,141	—	236	124	—	5,501